Consolidated Balance Sheets (unaudited) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Preferred Stock [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Preferred Stock - Par Value	$ 0.01	$ 0.01
Preferred Stock - Shares Authorized	25,000,000	25,000,000
Preferred Stock - Shares Issued	0	0
Preferred Stock - Shares Outstanding	0	0
Common Stock [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Common Stock - Par Value	$ 0.01	$ 0.01
Common Stock - Shares Authorized	300,000,000	300,000,000
Common Stock - Shares Issued	96,074,497	96,073,197
Common Stock - Shares Outstanding	96,067,526	96,066,226
Treasury Stock [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Treasury Shares	6,971	6,971
8.30% 2022 Notes [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Unamortized debt issuance costs	$ 975	$ 1,179
Long-term Debt [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Unamortized debt issuance costs	16,500	15,098
Capital Lease Obligations [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Unamortized debt issuance costs	$ 3,021	$ 3,936